EQUITY: (Details 3)	12 Months Ended
	Dec. 31, 2017 shares yr	Dec. 31, 2016 shares yr	Dec. 31, 2015 shares yr
Options with an Exercise Price of $ 3.46 - $ 6.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding at beginning of year	794,333
Granted	1,160,500	805,933
Exercised	(11,006)
Forfeited	(70,832)	(11,600)
Expired	(312)
Outstanding at end of year	1,872,683	794,333
Exercisable at end of year	275,196
Weighted average remaining contractual life (years) | yr	7.66	9.36
NIS | Options with an Exercise Price of NIS 0.5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding at beginning of year	136,821	137,386	137,951
Granted
Exercised	(377)		(565)
Forfeited
Expired		(565)
Outstanding at end of year	136,444	136,821	137,386
Exercisable at end of year	8,050	8,426	8,991
Weighted average remaining contractual life (years) | yr	1.61	2.61	3.44
NIS | Options with an Exercise Price of NIS 27.93 - NIS 81.1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding at beginning of year	289,698	686,746	630,089
Granted			60,000
Exercised
Forfeited	(2,538)	(103,176)	(3,343)
Cancelled		(117,200)
Expired	(66,417)	(176,672)
Outstanding at end of year	220,743	289,698	686,746
Exercisable at end of year	160,092	170,232	292,562
Weighted average remaining contractual life (years) | yr	1.86	2.62	2.82